GENERAL INFORMATION (Details)	Jun. 30, 2023 employee site facility center
Disclosure of general information [abstract]
Number of production facilities | facility	28
Number of R&D centers | center	3
Number of administrative centers | site	3
Number of employees | employee	12,500